FORM N-23c-3

NOTIFICATION OF REPURCHASE OFFER
PURSUANT TO RULE 23c-3

1.  Investment Company Act File Number:  811-22322

Date of Notification:  November 23,  2010

2.  Exact name of investment company as specified in registration statement:

GLOBAL REAL ESTATE INVESTMENTS FUND

3.  Address of principal executive office:

10901 W. Toller Drive
Suite 304
Littleton, CO 80127

A.  ☒  The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.  ☐  The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.  ☐  The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.
By: /s/ Andrew J. Duffy President

November 23,  2010

Dear Shareholders:

This letter is to announce a periodic quarterly repurchase offer (the “Repurchase Offer”) by Global Real Estate Investments Fund (the “Fund”).  The purpose of the Repurchase Offer is to provide access and liquidity to your assets by allowing you to sell your shares at net asset value.  The Fund repurchases its shares only by periodic repurchase offers on a quarterly basis.  Prior to each repurchase offer period, the Fund is required to send notification of the Repurchase Offer to all of its shareholders.

IF YOU ARE NOT INTERESTED IN SELLING YOUR FUND SHARES AT THIS TIME, YOU DO NOT HAVE TO DO ANYTHING AND CAN DISREGARD THIS NOTICE.

If you intend to sell your shares during this Repurchase Offer, please read the enclosed documents.

The enclosed documents apply to the current Repurchase Offer. New documents will be mailed to you in connection with subsequent quarterly repurchase offers.

Please refer to the Fund's Prospectus and the enclosed Repurchase Offer Notice, Repurchase Offer Terms and Letter of Transmittal if you have any questions.

Very truly yours,

Board of Trustees

GLOBAL REAL ESTATE INVESTMENTS FUND

 November 23,  2010

GLOBAL REAL ESTATE INVESTMENTS FUND
REPURCHASE OFFER NOTICE

This notice is to inform you of the dates for your Fund's current repurchase offer.  If you intend to tender some or all of your shares back to the Fund in this quarterly repurchase offer, please continue reading.  IF YOU ARE NOT INTERESTED IN SELLING YOUR SHARES AT THIS TIME, YOU DO NOT HAVE TO DO ANYTHING AND CAN DISREGARD THIS NOTICE.

We extend this repurchase offer to provide liquidity to shareholders because shares of this closed-end interval fund are not redeemable daily for cash and are not traded on a stock exchange.  You can sell Fund shares only during one of the Fund's quarterly  repurchase offer periods, so we would like to make you aware of the deadlines and procedures should you wish to do so. Please remember that you are not obligated to do anything with your shares at this time.

This repurchase offer period begins on  November 23, 2010 and ends (unless extended) on the repurchase request deadline at the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on Thursday, December 23, 2010.  Shares accepted for repurchase will be purchased at a price equal to the net asset value of the shares on the repurchase pricing date, less the repurchase fee, as described further in the enclosed Repurchase Offer Terms.  On November 16, 2010, the net asset value per share of the Fund's shares was $21.47.

If you wish to sell your shares during this repurchase offer period, complete, sign and date the enclosed Letter of Transmittal and insure that it is received in good order by the Fund’s distributor, Ascent Real Estate Securities, LLC, 10901 W. Toller Drive, Suite 304, Littleton, CO. 80127, prior to the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on Thursday, December 23, 2010.

All documentation relating to repurchase requests must be received in good order prior to the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on Thursday, December 23, 2010.

Please refer to the Fund's Prospectus dated October 26, 2009 (the “Prospectus”), and the enclosed Repurchase Offer Terms and Letter of Transmittal if you have any questions, or you can also call the Fund at 1-866-622-3864 or your Financial Adviser. The enclosed documents apply to the current Repurchase Offer, and new documents will be mailed to you in connection with subsequent quarterly offers.

No person has been authorized to make any recommendation, to give you any information or to make any representations to you in connection with this repurchase offer (other than those contained herein, in the Repurchase Offer Terms, in the Letter of Transmittal, in the letter outlining the repurchase procedure or in the Fund’s Prospectus) and, if given or made, such information must not be relied upon as having been authorized by the Fund, its investment adviser, its distributor or its transfer agent.

GLOBAL REAL ESTATE INVESTMENTS FUND
REPURCHASE OFFER TERMS

1.           The Offer.  Global Real Estate Investments Fund (the "Fund") is offering to repurchase for cash up to five percent (5%) of the aggregate of its issued and outstanding shares of beneficial interest ("Shares") on the repurchase request deadline (described below) at a price equal to the net asset value per Share ("NAV" or "Net Asset Value") as of the close of the New York Stock Exchange on the repurchase pricing date (described below), less the repurchase fee (described below), upon the terms and conditions set forth in this Repurchase Offer Terms, the Repurchase Offer Notice, the Fund's Prospectus, and the related Letter of Transmittal and the Instructions thereto.  Together, those documents constitute the "Offer." The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares.  All Shares are considered for the purposes of allocating repurchases under this Offer. The purpose of the Offer is to provide liquidity to shareholders because the Fund is unaware of any secondary market which exists for the Shares.  The Fund charges a repurchase fee for handling repurchase requests.  In addition, if your Shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee or otherwise by a nominee, such person may charge a transaction fee for submitting a repurchase request for you.

2.           Net Asset Value. You must determine whether to tender Shares prior to the repurchase request deadline, but the Net Asset Value at which the Fund will repurchase Shares will not be calculated until the repurchase pricing date. The Net Asset Value may fluctuate between the date you submit your repurchase request and the repurchase pricing date.  The Net Asset Values on the repurchase pricing date could be higher or lower than on the date you submit a repurchase request.  Please call the Fund at 1-866-622-3864 for current NAV information.

3.           Repurchase Request Offer Period and Repurchase Request Deadline. This Offer begins on November 23, 2010. All tenders of Shares for repurchase must be received in proper form by the Fund's distributor, Ascent Real Estate Securities, LLC, prior to the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on Thursday, December 23, 2010, unless extended (the "repurchase request deadline").

4.           Repurchase Pricing Date.  The repurchase pricing date for the Offer will be Thursday, January 6, 2011 and pricing will be determined after the close of business on that date (the "repurchase pricing date").  The NAV of the Shares on the repurchase pricing date may be higher or lower than the NAV on the repurchase request deadline.

5.           Payment for Shares Repurchased.  Payment for all Shares repurchased pursuant to this Offer will be made not later than seven days after the repurchase pricing date.

6.           Repurchase Fee.  The Fund will deduct a repurchase fee from the repurchase proceeds equal to 2% of the proceeds, to compensate the Fund for expenses related to the repurchase.  In addition, your Financial Adviser or broker may charge a transaction fee in connection with submitting a repurchase request.

7.           Increase in Number of Shares Repurchased; Pro Rata Repurchase. If shareholders tender for repurchase more than the Shares which the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to repurchase by up to 2% of the number of Shares outstanding on the repurchase request deadline. If the number of Shares tendered for repurchase thereafter exceeds the number of Shares which the Fund is offering to repurchase, the Fund is required to repurchase the Shares tendered on a pro rata basis. There can be no assurance that the Fund will be able to repurchase all the Shares that you tender even if you tender all the Shares that you own.

8.           Withdrawal or Modification of Number of Shares to be Repurchased. Shares submitted pursuant to the Offer may be withdrawn or you may change the number of Shares submitted for repurchase at any time prior to the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on the repurchase request deadline by submitting a written notice to the Fund c/o Ascent Real Estate Securities, LLC, 10901 W. Toller Drive, Suite 304, Littleton, CO. 80127.

9.           Suspension or Postponement of Repurchase Offer. The Board of Trustees of the Fund may suspend or postpone this Offer only by a majority vote of the Trustees (including a majority of the disinterested Trustees) and only:

(A) if making or effecting the Offer would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

(B) for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; or

(C) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or

(D) for such other periods as the United States Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.

If the Offer is suspended or postponed, the Fund will provide notice of the suspension or postponement to each shareholder of the Fund.  If the Fund renews the Offer, the Fund will send a new notification to each shareholder with details concerning the terms and conditions of the renewed Offer.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender. No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender Shares pursuant to this Offer. No person has been authorized to give any information or to make any representations in connection with the Offer other than those contained herein, in the Repurchase Offer Notice, in the Letter of Transmittal, in the letter outlining the repurchase procedure or in the Fund's Prospectus.

For a copy of the Fund's Prospectus or for other information, visit www.ascentre.com, call the Fund at 1-866-622-3864 or contact your Financial Adviser.

Dated: November 23, 2010

LETTER OF TRANSMITTAL

Regarding Shares
of

GLOBAL REAL ESTATE INVESTMENTS FUND

Tendered Pursuant to the Repurchase Offer Notice and
Repurchase Offer Terms

The repurchase offer (the "Offer") and withdrawal rights expire at the close of the  New York Stock Exchange
(normally the Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on the repurchase request deadline as stated in the Repurchase Offer Notice and Repurchase Offer Terms (unless extended)

Ladies and Gentlemen:

The undersigned hereby tenders to the Global Real Estate Investments Fund, a diversified, closed-end management investment company organized as a Delaware statutory trust (the "Fund"), the common shares of beneficial interest, par value $0.01 per share, of the Fund described below in Box No. 1, at a price (the "Repurchase Price") equal to the net asset value per Share ("NAV") determined as of the repurchase pricing date (as described in the Repurchase Offer Terms), upon the terms and conditions set forth in the Repurchase Offer Notice and the Repurchase Offer Terms, receipt of which is hereby acknowledged, and in this Letter of Transmittal and the Instructions hereto (which together constitute the "Offer"). A repurchase fee equal to 2% of the proceeds of the Offer (as described in the Repurchase Offer Terms) will be imposed on Shares accepted for repurchase.

Subject to and effective upon acceptance for payment of the Shares tendered hereby in accordance with the terms of the Offer, the undersigned hereby sells, assigns and transfers to or upon the order of the Fund all right, title and interest in and to all Shares tendered hereby that are purchased pursuant to the Offer and hereby irrevocably constitutes and appoints U.S. Bancorp Fund Services, LLC (the "Depositary") as attorney-in-fact of the undersigned with respect to such Shares, with full power of substitution (such power of attorney being deemed to be an irrevocable power coupled with an interest), to: (a) deliver certificates for such Shares or transfer ownership of such Shares on the Fund's books, together in either such case with all accompanying evidences of transfer and authenticity, to or upon the order of the Fund, upon receipt by the Depositary, as the undersigned's agent, of the aggregate NAV of such Shares; (b) present certificates for such Shares, if any, for cancellation and transfer on the Fund's books; (c) deduct from the Repurchase Price deposited with the Depositary the applicable repurchase fee and remit such charge to the Fund; and (d) receive all benefits and otherwise exercise all rights of beneficial ownership of such Shares, subject to the next paragraph, all in accordance with the terms of the Offer.

The undersigned hereby represents and warrants that: (a) the undersigned has a "net long position" in the Shares tendered hereby within the meaning of Rule 14e-4 promulgated under the Securities Act of 1934, as amended, and has full power and authority to validly tender, sell, assign and transfer the Shares tendered hereby; (b) when and to the extent the Fund accepts the Shares for repurchase, the Fund will acquire good, marketable and unencumbered title to them, free and clear of all security interests, liens, charges, encumbrances, conditional sales agreements or other obligations relating to their sale or transfer, and not subject to any adverse claim; (c) on request, the undersigned will execute and deliver any additional documents the Depositary or the Fund deems necessary or desirable to complete the assignment, transfer and repurchase of the Shares tendered hereby; and (d) the undersigned has read and agrees to all of the terms of the Offer.

The names and addresses of the registered owners should be printed, if they are not already printed, in Box 1 as they appear on the registration of the Shares. The tendering shareholder must indicate one of two options:  (A) tender all Shares, or (B) tender a specified number of Shares.  If the Shares tendered hereby are in certificate form, the certificates representing such Shares must be returned together with this Letter of Transmittal.

The undersigned recognizes that under certain circumstances set forth in the Offer, the Fund may terminate or amend the Offer or may not be required to repurchase any of the Shares tendered hereby. In any such event, the undersigned understands that certificate(s) for any Shares not repurchased, if any, will be returned to the undersigned at the address indicated below in Box No. 1.

The undersigned understands that acceptance of Shares by the Fund for repurchase will constitute a binding agreement between the undersigned and the Fund upon the terms and subject to the conditions of the Offer.

The check for the Repurchase Price of the tendered Shares repurchased, minus the applicable repurchase fee, will be issued to the order of the undersigned and mailed to the address indicated below in Box No. 1, unless such Shares are held through a brokerage firm, in which case, the proceeds will be remitted to such brokerage firm.  If you request special payment or delivery instructions, you must contact the Fund for additional requirements and applicable restrictions.  Shareholders tendering Shares remain entitled to receive dividends declared on such shares up to the settlement date of the Offer.  The Fund will not pay interest on the Repurchase Price under any circumstances.

All authority herein conferred or agreed to be conferred shall survive the death or incapacity of the undersigned and all obligations of the undersigned hereunder shall be binding upon the heirs, personal representatives, successors and assigns of the undersigned.  Except as stated in the Offer, this tender is irrevocable.

If the Shares tendered hereby are in certificate form, the certificates representing such Shares MUST be returned together with this Letter of Transmittal. Please note that we suggest that such certificates be returned by certified or registered mail.

To ensure processing of your request this Letter of Transmittal (together with any certificates for Shares and any other required documents) must be received by the Depositary on or before the repurchase request deadline as stated in the Shareholder Repurchase Offer Notice and Repurchase Offer Terms.

BOX NO. 1: SHAREHOLDER INFORMATION

Name, Address and Phone Number of Shareholder	Social Security/Tax Identification No. of Shareholder	Name of Brokerage Firm, if applicable	Fund Account No.

SELECT AN OPTION

I understand that a repurchase fee of 2% will be imposed on Shares accepted for repurchase and that such charge will be deducted from the proceeds from the tender of such Shares.  Check Option A or Option B below:

Option A: ________________(ALL) I hereby tender ALL of my Shares of the Fund.

Option B: ________________(PORTION) I hereby tender ____________ Shares of the Fund.

PLEASE NOTE:

1.  A TENDER REQUEST THAT DOES NOT SPECIFY “ALL” OR A NUMBER OF SHARES, OR IS OTHERWISE INCOMPLETE, WILL BE REJECTED.  A TENDER REQUEST THAT IS NOT SIGNED AND DATED WILL BE REJECTED.

2.  Alterations to this form (i.e. the repurchase request deadline or share class, etc.) are prohibited and the request will be rejected.

3.  Additional legal documentation may be required.

PLEASE BE SURE TO COMPLETE THE ENTIRE FORM, INCLUDING BOX NO. 2

BOX NO. 2: SIGNATURES (See Instructions 2, 3 and 4)

A.  By signing this Letter of Transmittal, you represent that you have read the Instructions enclosed herewith, which Instructions form part of the terms and conditions of the Offer.

B.  This Letter of Transmittal must be signed and dated by the registered owner(s) of the Shares tendered hereby.  If signature is by attorney-in-fact, executor, administrator, trustee, guardian, officer of a corporation or another acting in a fiduciary or representative capacity, please set forth the name and full title of such authorized signer and include the required additional legal documentation regarding the authority of the signor. See Instruction 4.

C.  See Instruction 8 and Form W-9 regarding backup withholding.

                                                                                                                                                                                              Dated: ______________, 20
(Signature(s) of Owner(s) Exactly as Registered)

Name (s)

Capacity (Full Title)

Address
Include City, State, Zip Code

Telephone Number

Taxpayer Identification Number or Social Security Number

SEND THIS COMPLETED, SIGNED AND DATED FORM  TO:
Ascent Real Estate Securities, LLC
10901 W. Toller Drive, Suite 304
Littleton, CO 80127

Delivery to an address other than that shown above does not constitute valid delivery.

FOR ADDITIONAL INFORMATION CALL: 1-866-622-3864

INSTRUCTIONS
Forming Part of the Terms and Conditions of the Offer

1.           Delivery of Letter of Transmittal and Certificates.  A properly completed and duly executed Letter of Transmittal, any certificates representing Shares tendered and any other documents required by the Letter of Transmittal should be mailed or delivered to Ascent Real Estate Securities, LLC at the address set forth in the Letter of Transmittal and must be received by Ascent Real Estate Securities, LLC on or prior to the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on the repurchase request deadline as stated in the Shareholder Repurchase Offer Notice and Repurchase Offer Terms.

The method of delivery of all documents, including certificates for Shares, is at the election and risk of the tendering shareholder. If delivery is by mail, registered mail with return receipt requested, properly insured, is recommended.

The Fund will not accept any alternative, conditional or contingent tenders. All tendering shareholders, by execution of the Letter of Transmittal, waive any right to receive any notice of the acceptance of their tender.

2.           Completing the Letter of Transmittal. If you intend to tender any Shares pursuant to the Offer, please complete the Letter of Transmittal as follows:

(a) Read the Letter of Transmittal in its entirety. By signing the Letter of Transmittal in Box No. 2, you agree to its terms.

(b) Complete Box No. 1 by providing your Name, Address, Phone Number, Social Security Number/Tax Identification Number, Fund Account Number and Brokerage Firm, if applicable, and selecting and completing Option A or Option B.

(c) Complete Box No. 2 in accordance with Instruction 4 set forth below.

3           Partial Tenders, Unpurchased Shares. If fewer than all of the Shares evidenced by any certificate submitted are to be tendered and if any tendered Shares are repurchased, new Shares evidenced by your old certificate(s) will be issued and sent to the registered owner, as soon as practicable after the repurchase request deadline of the Offer.

4.           Signatures on Letter of Transmittal, Authorizations and Endorsements.

(a) If this Letter of Transmittal is signed and dated by the registered owner(s) of the Shares tendered hereby, the signature(s) must correspond exactly with the name(s) in which the Shares are registered.

(b) If the Shares are held of record by two or more joint owners, each such owner must sign this Letter of Transmittal.

(c) If any tendered Shares are registered in different names, it will be necessary to complete, sign, date and submit as many separate Letters of Transmittal as there are different registrations of Shares.

(d) When this Letter of Transmittal is signed and dated by the registered owner(s) of the Shares listed and transmitted hereby, no endorsements of any certificate(s) representing such Shares or separate authorizations are required. If, however, you desire special payment or delivery instructions to be followed, you must contact the Fund for assistance at 1-866-622-3864.

(e) If this Letter of Transmittal or any certificates or authorizations are signed by trustees, executors, administrators, guardians, attorneys-in-fact, officers of corporations or others acting in a fiduciary or representative capacity, such persons should so indicate when signing and must submit proper evidence satisfactory to the Fund of their authority so to act.  Please contact the Fund for assistance at 1-866-622-3864.

5.           Transfer Taxes. The Fund will pay all share transfer taxes, if any, payable on the transfer to it of Shares repurchased pursuant to the Offer. If, however, any special payment instructions are given, as may be permitted by the Fund in its sole discretion, the amount of any transfer taxes (whether imposed on the registered owner(s) or such other persons) payable on account of such instructions will be deducted from the Purchase Price unless satisfactory evidence of the payment of such taxes, or exemption therefrom, is submitted.

6.           Irregularities. All questions as to the validity, form, eligibility (including time of receipt) and acceptance of any tender of Shares will be determined by the Fund in its sole discretion, whose determination shall be final and binding on all parties.  The Fund reserves the absolute right to reject any or all tenders determined by it not to be in appropriate form or the acceptance of or payment for any Shares which may, in the opinion of the Fund's counsel, be unlawful.  The Fund also reserves the absolute right to waive any of the conditions of the Offer or any defect or irregularity in tender of any particular Shares or any particular shareholder, and the Fund's interpretations of the terms and conditions of the Offer (including these Instructions) will be final and binding on all parties. Unless waived, any defects or irregularities in connection with tenders must be cured within such time as the Fund shall determine. Tendered Shares will not be accepted for repurchase unless all defects and irregularities have either been cured within such time or waived by the Fund. None of the Fund, Ascent Investment Advisors, LLC, Ascent Real Estate Securities, LLC, U.S. Bancorp Fund Services, LLC or any other person shall be obligated to give notice of defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

7.           Questions and Requests for Assistance and Additional Copies. Questions and requests for assistance and additional copies of the Offer and this Letter of Transmittal may be obtained from the Fund at 1-866-622-3864.

8.           Backup Withholding; Form W-9. Each tendering shareholder who is a United States person (including a resident alien individual) and who has not already submitted a completed and signed Form W-9 to the Fund is required to provide the Depositary with a correct taxpayer identification number ("TIN") on Form W-9. You may access these forms from the Internal Revenue Service website.  Failure to furnish a properly completed Form W-9 to the Depositary may subject the tendering shareholder to backup federal income tax withholding on the payments made to the shareholder or other payee with respect to Shares repurchased pursuant to the Offer.

9.           Withholding on Non-U.S. Shareholders.  The Depositary will withhold federal income taxes equal to 30% of the gross payments payable to a non-U.S. shareholder, unless the non-U.S. shareholder has provided to the Depositary an appropriate Form W-8 on which it claims eligibility for a reduced rate of withholding or establishes an exemption from withholding. For this purpose, a non-U.S. shareholder is any shareholder that is not (i) a citizen or resident of the United States, (ii) a corporation or partnership created or organized in or under the laws of the United States or any state thereof, (iii) an estate the income of which is subject to United States federal income taxation regardless of its source or (iv) a trust whose administration is subject to the primary jurisdiction of a United States court and which has one or more United States fiduciaries who have authority to control all substantial decisions of the trust. The Depositary will determine a shareholder's status as a non-U.S. shareholder and eligibility for a reduced rate of, or an exemption from, withholding by reference to certificates or statements provided by the non-U.S. shareholder concerning eligibility for a reduced rate of, or exemption from, withholding unless facts and circumstances indicate that reliance is not warranted. A non-U.S. shareholder who has not previously submitted the appropriate certificates or statements with respect to a reduced rate of, or an exemption from, withholding for which such shareholder may be eligible should consider doing so in order to avoid over-withholding. A non-U.S. shareholder may be eligible to obtain a refund of tax withheld if such shareholder is able to establish that no tax or a reduced amount of tax was due.

IMPORTANT: The Letter of Transmittal (together with any certificates for Shares and all other required documents) must be received by Ascent Real Estate Securities, LLC on or before the close of the New York Stock Exchange (normally the Exchange closes at 4:00 p.m., Eastern Time, but may close earlier on certain days) on the repurchase request deadline.